UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended			6 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
General and administrative expenses	$ 859,842		$ 638,141			$ 2,214,615	$ 2,390,889
General and administrative expenses - related party	45,000		45,000			108,387	180,000
Franchise tax expenses	50,000		48,767			185,205	169,141
Loss from operations	(954,842)	$ (968,952)	(731,908)	$ (1,700,860)	$ (2,104,916)	(2,508,207)	(2,740,030)
Other income (expense)
Change in fair value of derivative warrant liability	(236,070)	1,605,330	2,691,270	4,296,600	4,863,180	5,665,840	5,146,470
Offering costs - derivative warrant liability						(34,474)
Loss upon issuance of private placement warrants						(4,154,950)
Income from investments held in Trust Account	1,973,783	124,764	44,028	168,792	1,073,311	41,153	2,400,690
Other income (expense)	1,737,713		2,735,298			1,517,569	7,726,755
Net income before income tax expenses	782,871	940,737	2,003,390	2,944,127	4,011,170	(990,638)	4,986,725
Income tax expense	(403,994)	(15,402)		(15,402)	164,076	0	(438,374)
Net income	$ 378,877	$ 956,139	$ 2,003,390	$ 2,959,529	$ 3,847,094	$ (990,638)	$ 4,548,351
Weighted average shares outstanding of common stock, basic	21,451,875	21,451,875	21,451,875	21,451,875	21,451,875	15,083,469	21,451,875
Weighted average shares outstanding of common stock, diluted	21,451,875	21,451,875	21,451,875	21,451,875	21,451,875	15,083,469	21,451,875
Basic net income per share, common stock	$ 0.02	$ 0.04	$ 0.09	$ 0.14	$ 0.18	$ (0.07)	$ 0.21
Diluted net income per share, common stock	$ 0.02	$ 0.04	$ 0.09	$ 0.14	$ 0.18	$ (0.07)	$ 0.39